LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF RECONCILIATION OF NUMERATORS AND DENOMINATORS OF BASIC AND DILUTED LOSS PER SHARE

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Numerator:
Net Loss (in thousands)	$(3,547)	$(4,706)	$(11,706)	$(13,601)
Denominator:
Shares used in computing net loss per share, basic and diluted	15,405,672	9,776,436	13,269,646	8,838,342
Net loss per share, basic and diluted	$(0.23)	$(0.48)	$(0.88)	$(1.54)

The reconciliation of the numerators and denominators of basic and diluted loss per share for the years ended December 31, 2023 and 2022 was as follows:

	Year Ended
	December 31,
	2023	2022
Numerator:
Net Loss	$(16,690)	$(29,885)
Denominator:
Shares used in computing net loss per share, basic and diluted	9,233,306	7,769,109
Net loss per share, basic and diluted	$(1.81)	$(3.85)

SCHEDULE OF POTENTIAL SHARES OF COMMON STOCK EXCLUDED FROM DILUTED LOSS PER SHARE CALCULATION
	Year Ended December 31,
	2023	2022
Stock options	759,922	655,139
Restricted stock units	59,463	-
Warrants	799,985	799,985
Potential common shares	1,619,370	1,455,124